Label	Element	Value
MANTEIO MANAGED FUTURES STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – MANTEIO MANAGED FUTURES STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Manteio Managed Futures Strategy Fund (the “Fund”) seeks to achieve positive absolute returns that have a low correlation to the returns of broad stock and bond markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these fees and other discounts is available from your financial professional and in the section titled “Purchase of Shares” on page 37 of the Prospectus and under “Waivers and Discounts Available from Intermediaries and Conversion Policies” on page 59 the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 22, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2023, the portfolio turnover rate for the Predecessor Fund (defined below) was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses” reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market funds, exchange-traded funds or other pooled investment vehicles. “Acquired Fund Fees and Expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks diverse exposure to significant price trends, both up and down, across asset classes, geographies and time horizons. The Fund may take long and/or short positions in asset classes, and the Fund’s advisor dynamically adjusts its exposure to individual asset classes based on a trend-following approach. As a component of its overall investment process, the Fund’s advisor may utilize certain quantitative models and methodologies to guide its investment approach or security selection although the use of such models and methodologies may vary based on market factors and economic trends as determined by the advisor.

The Fund seeks to achieve its investment objective by investing directly and/or indirectly through its wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”) in securities and derivative instruments including, but not limited to, equity index futures and options, swaps on equity index futures, equity swaps, interest rate futures and options, fixed income futures and options, swaps on fixed income futures, commodity and commodity index-linked futures and options, swaps on commodity and commodity index-linked futures, currency futures and options, swaps on currency futures, currency forwards and equity-, fixed income-, and commodity-notes. When used in this Prospectus, the term “Fund” includes the Subsidiary and the term “invest” includes investments the Fund makes directly and through the Subsidiary. There are no geographic limits on the Fund’s holdings and the Fund will have exposure to U.S. and non-U.S. securities and currencies.

In addition, the Fund may have exposure to issuers of any size and credit quality. The Fund also invests a significant portion of its assets in investment grade money market instruments, which may include, but are not limited to, U.S. government securities, U.S. government agency securities, short-term fixed income securities, repurchase agreements, money market mutual fund shares, and cash and cash equivalents. The Fund’s money market instrument holdings may serve as collateral for the Fund’s derivative positions and may also earn income for the fund. The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund’s use of futures, forwards, swaps and certain other financial instruments will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset class underlying a financial instrument and results in increased volatility, which means that the Fund has the potential for greater gains and losses, than if the Fund did not use financial instruments with leverage. A decline in the Fund’s assets due to losses magnified by the financial instruments providing leveraged exposure may require the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations, to meet redemption requests or to meet the applicable requirements of the 1940 Act, and the rules thereunder.

The Fund will enter into short positions, and it may use futures and swaps or sell a security short to do so. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to the asset. At times, the Fund may have significant short positions.

The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. The Fund will invest in the Subsidiary primarily to gain exposure to the commodities markets within the limitations of the U.S. federal tax laws, rules and regulations that apply to regulated investment companies. Generally, the Subsidiary will invest in long and short commodity-linked futures and swaps, but it may also invest in other types of futures, swaps and options, as well as certain money market instruments, including U.S. government securities, money market fund shares, repurchase agreements and other high-quality, short-term fixed income instruments. The primary purpose of the money market instruments held by the Subsidiary will be to serve as collateral for the Subsidiary’s derivative positions; however, these instruments may also earn income for the Subsidiary. The Subsidiary is managed by the advisor and has the same objective as the Fund.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Credit Suisse Managed Futures Strategy Fund, a series of Credit Suisse Opportunity Funds (the “Predecessor Fund”), from year to year for Class A Shares and by showing how the average annual total returns of each class of the Predecessor Fund compare with the average annual total returns of the Bloomberg Global Aggregate Bond Index, a broad-based securities market index, and the Credit Suisse Managed Futures Liquid Index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website www.mastfunds.com, or by calling the Fund at 1-833-829-0010.

The Fund expects to commence operations following the reorganization of the Predecessor Fund, which is expected to occur on November 22, 2024. As a result of the reorganization, the Fund has adopted the accounting and performance history of the Predecessor Fund. Performance results shown in the bar chart and performance table below for the periods prior to November 22, 2024, reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Credit Suisse Managed Futures Strategy Fund, a series of Credit Suisse Opportunity Funds (the “Predecessor Fund”), from year to year for Class A Shares and by showing how the average annual total returns of each class of the Predecessor Fund compare with the average annual total returns of the Bloomberg Global Aggregate Bond Index, a broad-based securities market index, and the Credit Suisse Managed Futures Liquid Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-833-829-0010
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mastfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Predecessor Fund – Class A Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Predecessor Fund’s year-to-date return as of September 30, 2024, was 0.22%.

Highest Calendar Quarter Return at NAV	13.44%	Quarter Ended 3/31/2022
Lowest Calendar Quarter Return at NAV	(7.43)%	Quarter Ended 6/30/2015

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
MANTEIO MANAGED FUTURES STRATEGY FUND | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk is inherent in all investing and you could lose money by investing in the Fund.
MANTEIO MANAGED FUTURES STRATEGY FUND | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
MANTEIO MANAGED FUTURES STRATEGY FUND | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.
MANTEIO MANAGED FUTURES STRATEGY FUND | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.
MANTEIO MANAGED FUTURES STRATEGY FUND | Futures Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Futures Risk. The Fund’s use of futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities. The value of a futures contract tends to increase and decrease in correlation with the value of the underlying instrument. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the futures and the price of the underlying instrument. The Fund’s use of futures contracts exposes the Fund to leverage risk because of the small margin requirements relative to the value of the futures contract. A relatively small market movement will have a proportionately larger impact on the funds that the Fund has deposited or will have to deposit with a broker to maintain its futures position. Leverage can lead to large losses as well as gains. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intraday price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the Fund’s initial investment in such contracts.
MANTEIO MANAGED FUTURES STRATEGY FUND | Swaps Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Swaps Risk. A swap is a two-party contract that generally obligates the parties to exchange payments based upon a specified reference security, index or index component. Swaps can involve greater risks than direct investment in securities or other similar instruments, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk that the other party to the transaction defaults on its obligations), credit risk and valuation risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.
MANTEIO MANAGED FUTURES STRATEGY FUND | Options Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.
MANTEIO MANAGED FUTURES STRATEGY FUND | Forwards Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Forwards Risk. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Forward contracts are not regulated by the Commodity Futures Trading Commission (the “CFTC”) and therefore, the Fund will not receive any benefit of CFTC regulation when trading forward.
MANTEIO MANAGED FUTURES STRATEGY FUND | Speculative Exposure Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Speculative Exposure Risk. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost. For example, potential losses from swaps and speculative short sales are unlimited.
MANTEIO MANAGED FUTURES STRATEGY FUND | Commodity Exposure Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Commodity Exposure Risk. The Fund’s and the Subsidiary’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivatives instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s NAV), and there can be no assurance that the Fund’s use of leverage will be successful.
MANTEIO MANAGED FUTURES STRATEGY FUND | Equity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Risk. The Fund may obtain exposure to equity securities. The value of equity securities may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.
MANTEIO MANAGED FUTURES STRATEGY FUND | Fixed Income Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.
MANTEIO MANAGED FUTURES STRATEGY FUND | Foreign Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.
MANTEIO MANAGED FUTURES STRATEGY FUND | Repurchase Agreement Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Repurchase Agreement Risk. Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. The Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.
MANTEIO MANAGED FUTURES STRATEGY FUND | Counterparty Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. The Fund will be exposed to the credit of the counterparties to over-the-counter (“OTC”) derivative contracts and repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, inability to realize any gains on its investment during such period, loss of collateral and fees and expenses incurred in enforcing its rights.
MANTEIO MANAGED FUTURES STRATEGY FUND | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.
MANTEIO MANAGED FUTURES STRATEGY FUND | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.
MANTEIO MANAGED FUTURES STRATEGY FUND | Leveraging Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leveraging Risk. Certain Fund transactions, such as entering into futures contracts, options and short sales, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.
MANTEIO MANAGED FUTURES STRATEGY FUND | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.
MANTEIO MANAGED FUTURES STRATEGY FUND | Short Sales Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Short Sales Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund’s portfolio.
MANTEIO MANAGED FUTURES STRATEGY FUND | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.
MANTEIO MANAGED FUTURES STRATEGY FUND | Lack of Correlation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Lack of Correlation Risk; Hedging Risk. There can be no assurance that the Fund’s hedges will be effective. Any decrease in negative correlation or increase in positive correlation between the positions the Advisor anticipated would be offsetting (such as short and long positions in securities or currencies held by the Fund) could result in significant losses for the Fund.
MANTEIO MANAGED FUTURES STRATEGY FUND | Valuation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Advisor using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Advisor had not fair-valued the security or had used a different valuation methodology.
MANTEIO MANAGED FUTURES STRATEGY FUND | Management and Strategy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. The Fund also bears the risk that the proprietary model used by the portfolio managers will not be successful in identifying investments that will help the Fund achieve its investment objective, causing the Fund to underperform other funds with a similar investment objective.
MANTEIO MANAGED FUTURES STRATEGY FUND | Subsidiary Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted, is not itself subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States, the U.S. states or the Cayman Islands, under which the Fund and Subsidiary are organized and operated, as applicable, could prevent the Fund or the Subsidiary from operating as described in this Prospectus and could negatively affect the Fund and its shareholders.
MANTEIO MANAGED FUTURES STRATEGY FUND | Non-Diversification Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
MANTEIO MANAGED FUTURES STRATEGY FUND | Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.
MANTEIO MANAGED FUTURES STRATEGY FUND | Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. To qualify for the tax treatment available to regulated investment companies under the Code, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income.” Income derived from direct investments in commodities is not “qualifying income.” In addition, the Internal Revenue Service (the “IRS”) has issued a revenue ruling concluding that income and gains from certain commodity-linked derivatives does not constitute “qualifying income.” Investment through the Subsidiary is expected to allow the Fund to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies. The tax treatment of the Fund’s investment in commodity interests or in the Subsidiary could nevertheless be adversely affected by future legislation or Treasury regulations.Investment through the Subsidiary may affect the timing and character of income and gain recognized by the Fund, and of distributions to shareholders. For example, the tax treatment of any gains/losses from trading in 1256 futures contracts, such as exchange-traded commodity futures contracts, are generally taxed 60% as long-term capital gains/losses and 40% short term capital gains/losses. However, because the Subsidiary is a “controlled foreign corporation” for U.S. federal income tax purposes, any income or gain recognized in respect of its investments in 1256 futures contracts will be passed through to the Fund as ordinary income, and distributions attributable to such income and gains will generally be taxable to shareholders as ordinary income.
MANTEIO MANAGED FUTURES STRATEGY FUND | Government-Sponsored Entities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Government-Sponsored Entities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) when it is not obligated to do so.
MANTEIO MANAGED FUTURES STRATEGY FUND | Recent Market Events [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, military conflicts and wars, such as Russia’s invasion of Ukraine and the war among Israel, Hamas and other militant groups in the Middle East, have increased tensions in Europe and the Middle East and have caused and could continue to cause market disruptions in the regions and globally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
MANTEIO MANAGED FUTURES STRATEGY FUND | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.
MANTEIO MANAGED FUTURES STRATEGY FUND | Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.72%
5 Years	rr_AverageAnnualReturnYear05	(0.32%)
10 Years	rr_AverageAnnualReturnYear10	0.38%
MANTEIO MANAGED FUTURES STRATEGY FUND | Credit Suisse Managed Futures Liquid Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Credit Suisse Managed Futures Liquid Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.92%)
5 Years	rr_AverageAnnualReturnYear05	3.72%
10 Years	rr_AverageAnnualReturnYear10	3.43%
MANTEIO MANAGED FUTURES STRATEGY FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fees Waived and/or Expenses Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4]
Total Annual Fund Operating Expenses After Waiving Fees and/or Reimbursing Expenses	rr_NetExpensesOverAssets	1.58%	[2],[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,009
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,375
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,400
Annual Return 2014	rr_AnnualReturn2014	14.41%
Annual Return 2015	rr_AnnualReturn2015	2.97%
Annual Return 2016	rr_AnnualReturn2016	3.50%
Annual Return 2017	rr_AnnualReturn2017	(1.57%)
Annual Return 2018	rr_AnnualReturn2018	(4.32%)
Annual Return 2019	rr_AnnualReturn2019	(4.58%)
Annual Return 2020	rr_AnnualReturn2020	1.57%
Annual Return 2021	rr_AnnualReturn2021	7.21%
Annual Return 2022	rr_AnnualReturn2022	21.07%
Annual Return 2023	rr_AnnualReturn2023	(6.30%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.43%)
Label	rr_AverageAnnualReturnLabel	Class A – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.20%)
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	2.52%
MANTEIO MANAGED FUTURES STRATEGY FUND | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A – Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(11.30%)	[5]
5 Years	rr_AverageAnnualReturnYear05	0.35%	[5]
10 Years	rr_AverageAnnualReturnYear10	1.02%	[5]
MANTEIO MANAGED FUTURES STRATEGY FUND | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A – Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(6.63%)	[5]
5 Years	rr_AverageAnnualReturnYear05	1.09%	[5]
10 Years	rr_AverageAnnualReturnYear10	1.45%	[5]
MANTEIO MANAGED FUTURES STRATEGY FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Fees Waived and/or Expenses Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4]
Total Annual Fund Operating Expenses After Waiving Fees and/or Reimbursing Expenses	rr_NetExpensesOverAssets	2.33%	[2],[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 336
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	739
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,759
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	236
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	750
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,291
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,768
Label	rr_AverageAnnualReturnLabel	Class C – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.82%)
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	2.31%
MANTEIO MANAGED FUTURES STRATEGY FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fees Waived and/or Expenses Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4]
Total Annual Fund Operating Expenses After Waiving Fees and/or Reimbursing Expenses	rr_NetExpensesOverAssets	1.33%	[2],[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	433
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	765
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,705
Label	rr_AverageAnnualReturnLabel	Class I – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.16%)
5 Years	rr_AverageAnnualReturnYear05	3.58%
10 Years	rr_AverageAnnualReturnYear10	3.33%

[1]	Purchases of Class A shares of $1 million or more may be subject to a 1.00% deferred sales charge on redemptions within 12 months of purchase.
[2]	The Fund invests in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. “Other Expenses” include expenses of both the Fund and the wholly-owned subsidiary. “Other Expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	Acquired Fund Fees and Expenses” reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market funds, exchange-traded funds or other pooled investment vehicles. “Acquired Fund Fees and Expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[4]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.55%, 2.30%, and 1.30% of the average daily net assets of Class A shares, Class C shares and Class I shares, respectively, of the Fund. This agreement is in effect for a period of two years from the date of the reorganization (i.e., through November 22, 2026), and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[6]	Purchases of Class C shares are subject to a 1.00% deferred sales charge on redemptions within 12 months of purchase.